Property, plant and equipment (Details 3) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Right-of-use assets	$ 19,212	$ 17,052
Right-of-use assets	(19,212)	(17,052)
Without Contractual Readjustment Clauses [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(5,386)	(4,472)
Right-of-use assets	5,386	4,472
Brazil [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	3,611	3,718
Right-of-use assets	(3,611)	(3,718)
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	1,461	1,140
Right-of-use assets	(1,461)	(1,140)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	29,670	26,382
Right-of-use assets	(29,670)	(26,382)
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(10,458)	(9,330)
Right-of-use assets	10,458	9,330
Platforms [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	9,211	9,840
Right-of-use assets	(9,211)	(9,840)
Platforms [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	3,393	3,522
Right-of-use assets	(3,393)	(3,522)
Platforms [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	12,604	13,362
Right-of-use assets	(12,604)	(13,362)
Platforms [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(3,393)	(3,522)
Right-of-use assets	3,393	3,522
Vessels [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	8,254	5,997
Right-of-use assets	(8,254)	(5,997)
Vessels [member] | Without Contractual Readjustment Clauses [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(5,322)	(4,375)
Right-of-use assets	5,322	4,375
Vessels [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	218	196
Right-of-use assets	(218)	(196)
Vessels [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	994	699
Right-of-use assets	(994)	(699)
Vessels [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	14,788	11,267
Right-of-use assets	(14,788)	(11,267)
Vessels [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(6,534)	(5,270)
Right-of-use assets	6,534	5,270
Properties [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	1,747	1,215
Right-of-use assets	(1,747)	(1,215)
Properties [member] | Without Contractual Readjustment Clauses [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(64)	(97)
Right-of-use assets	64	97
Properties [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	467	441
Right-of-use assets	(467)	(441)
Properties [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	2,278	1,753
Right-of-use assets	(2,278)	(1,753)
Properties [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(531)	(538)
Right-of-use assets	$ 531	$ 538